Exhibit 99.1

Monthly Noteholder's Statement

Synchrony Credit Card Master Note Trust

Series 2016-2

Class A 2.2100% Notes
Class B 2.5500% Notes
Class C 2.9500% Notes
Class D 3.6400% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the "Indenture") between Synchrony Credit Card Master Note Trust (the "Issuer") and Deutsche Bank Trust Company Americas, as indenture trustee (the "Indenture Trustee"), as supplemented by the Series 2016-2 Indenture Supplement (the "Indenture Supplement"), dated as of May 26, 2016, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2016-2 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of April 15, 2021, and with respect to the performance of the Trust during the Monthly Period ended March 31, 2021 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables in the Trust until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	03/31/2021	Interest Period Beginning:	03/15/2021
Monthly Period Beginning:	03/01/2021	Interest Period Ending:	04/14/2021
Monthly Period Ending:	03/31/2021	Days in Interest Period:	31
Previous Payment Date:	03/15/2021	Days in Monthly Period:	31
Payment Date:	04/15/2021	Loss Cycles in Period:	29
Is there a Reset Date?	Yes

Reset Date #1:	03/22/2021

I. Trust Receivables Information

a.	Number of Accounts Beginning*	10,759,994
b.	Number of Accounts Ending*	9,312,561
c.	Average Account Balance (q / b)	730.55

d.	BOP Principal Receivables	6,873,461,874.80
e.	BOP Finance Charge Receivables	432,252,256.07
f.	BOP Total Receivables	7,305,714,130.87

g.	Increase in Principal Receivables from Additional Accounts	0.00
h.	Increase in Principal Activity on Existing Securitized Accounts	1,314,398,820.54
i.	Increase in Finance Charge Receivables from Additional Accounts	0.00
j.	Increase in Finance Charge Activity on Existing Securitized Accounts	135,164,067.65
k.	Increase in Total Receivables	1,449,562,888.19

l.	Decrease in Principal Receivables due to Account Removal	0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts	1,384,544,545.73
n.	Decrease in Finance Charge Receivables due to Account Removal	0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts	155,264,390.64
p.	Decrease in Total Receivables	1,539,808,936.37

q.	EOP Aggregate Principal Receivables	6,803,316,149.61
r.	EOP Finance Charge Receivables	412,151,933.08
s.	EOP Total Receivables	7,215,468,082.69

t.	Excess Funding Account Balance	0.00

u.	Required Principal Balance	5,062,487,055.72
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 5.5%)	374,182,388.23
w.	Free Equity Amount	2,131,240,052.89

x.	Risk Retention - Dodd-Frank
	i. Required Seller's Interest (as of EOP)	226,255,106.90
	ii. Seller's Interest (as of EOP)	2,278,214,011.60

II. Investor Information (Sum of all Series)

a.	Note Principal Balance
	i.	Beginning of Interest Period	4,525,102,138.00
	ii.	Increase in Note Principal Balance due to New Issuance / Additional draws	250,000,000.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and Notes Retired	250,000,000.00
	iv.	As of Payment Date	4,525,102,138.00

b.	Excess Collateral Amount
	i.	Beginning of Interest Period	582,825,094.74
	ii.	Change to Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase in Excess Collateral Amount due to New Issuance / Additional draws	42,397,660.82
	iv.	Reductions in Required Excess Collateral Amount	87,837,837.84
	v.	Increase in Unreimbursed Investor Charge-Off	0.00
	vi.	Decrease in Unreimbursed Investor Charge-Off	0.00
	vii.	Increase in Unreimbursed Reallocated Principal Collections	0.00
	viii.	Decrease in Unreimbursed Reallocated Principal Collections	0.00
	ix.	As of Payment Date	537,384,917.72

c.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	Controlled Deposit Amount	390,410,959.00
	iii.	Withdrawal for Principal Payment	0.00
	iv.	As of Payment Date	390,410,959.00

d.	Collateral Amount
	i.	End of Prior Monthly Period	5,827,105,315.74
	ii.	Beginning of Interest Period	5,107,927,232.74
	iii.	As of Payment Date	4,672,076,096.72

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)

	i.	Current	28.2951%
	ii.	Prior Monthly Period	26.7698%
	iii.	Two Months Prior Monthly Period	27.1073%
	iv.	Three-Month Average	27.3908%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)

	i.	Current	19.7412%
	ii.	Prior Monthly Period	17.1544%
	iii.	Two Months Prior Monthly Period	20.2671%
	iv.	Three-Month Average	19.0542%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)

	i.	Current	4.6789%
	ii.	Prior Monthly Period	3.7823%
	iii.	Two Months Prior Monthly Period	3.2091%
	iv.	Three Months Prior Monthly Period	3.3645%
	v.	Three-Month Average	3.8901%
	vi.	Four-Month Average	3.7587%

d.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)

	i.	Current	4.8257%
	ii.	Prior Monthly Period	3.9117%
	iii.	Two Months Prior Monthly Period	3.3321%

	iv.	Three Months Prior Monthly Period	3.5026%
	v.	Three-Month Average	4.0232%
	vi.	Four-Month Average	3.8930%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivables)

	i.	Current	3.7188%
	ii.	Prior Monthly Period	3.0375%
	iii.	Two Months Prior Monthly Period	2.6008%
	iv.	Three Months Prior Monthly Period	2.6879%
	v.	Three-Month Average	3.1190%
	vi.	Four-Month Average	3.0112%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)

	i.	Current	3.8656%
	ii.	Prior Monthly Period	3.1668%
	iii.	Two Months Prior Monthly Period	2.7238%
	iv.	Three Months Prior Monthly Period	2.8261%
	v.	Three-Month Average	3.2521%
	vi.	Four-Month Average	3.1456%

g.	Trust excess spread percentage ((FC Coll - Charged-Off Rec - Monthly Interest +/- Net Swaps - Monthly Servicing Fee) / BOP Principal Receivables)		20.1868%

h.	Default Amount for Defaulted Accounts		27,640,876.45

i.	Recovery Amount		5,499,104.21

j.	Net Charge-Off (Default Amount for Defaulted Accounts - Recoveries)		22,141,772.24

k.	Number of Accounts Charged Off		15,657

l.	Average Account Charge-Off (Net Charge-Off / Number of Accounts Charged Off)		1,414.18

m.	Collections

	i.	Total Trust Finance Charge Collections	156,572,247.40
	ii.	Total Trust Principal Collections	1,356,903,669.28
	iii.	Total Trust Collections	1,513,475,916.68

n.	Delinquency Data		Accounts	Pctg. of Tot. Accts.	Total Receivables	Pctg. of Tot. Recv.
	i.	1-29 Days Delinquent	85,972	0.9232%	111,616,687.81	1.5469%
	ii.	30-59 Days Delinquent	17,713	0.1902%	32,925,210.17	0.4563%
	iii.	60-89 Days Delinquent	10,898	0.1170%	24,774,592.86	0.3434%
	iv.	90-119 Days Delinquent	9,574	0.1028%	24,615,801.89	0.3412%
	v.	120-149 Days Delinquent	8,532	0.0916%	23,386,557.70	0.3241%
	vi.	150-179 Days Delinquent	6,890	0.0740%	19,461,926.67	0.2697%
	vii.	180 or Greater Days Delinquent	0	0.0000%	0.00	0.0000%
		Total	139,579	1.4988%	236,780,777.10	3.2816%

IV. Series Performance Data

a.	Portfolio Yield
	i.	Current	23.5646%
	ii.	Prior Monthly Period	23.0819%
	iii.	Two Months Prior Monthly Period	23.7752%
	iv.	Three-Month Average	23.4739%

b.	Base Rate
	i.	Current	4.2965%
	ii.	Prior Monthly Period	4.2965%
	iii.	Two Months Prior Monthly Period	4.2965%
	iv.	Three-Month Average	4.2965%

c.	Excess Spread Percentage
	i.	Current	19.2682%
	ii.	Prior Monthly Period	18.7855%
	iii.	Two Months Prior Monthly Period	19.4787%
	iv.	Quarterly Excess Spread Percentage	19.1775%

V. Investor Information Regarding Distributions to Noteholders

a.	The total amount of the distribution to Class A Noteholders per $1000 Note Initial Principal Balance.	1.841667

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on the Class A Notes, per $1000 Note Initial Principal Balance.	1.841667

c.	The amount of the distribution set forth in paragraph a. above in respect of principal on the Class A Notes, per $1000 Note Initial Principal Balance.	0.000000

d.	The total amount of the distribution to Class B Noteholders per $1000 Note Initial Principal Balance.	2.125000

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on the Class B Notes, per $1000 Note Initial Principal Balance.	2.125000

f.	The amount of the distribution set forth in paragraph d. above in respect of principal on the Class B Notes, per $1000 Note Initial Principal Balance.	0.000000

g.	The total amount of the distribution to Class C Noteholders per $1000 Note Initial Principal Balance.	2.458333

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on the Class C Notes, per $1000 Note Initial Principal Balance.	2.458333

i.	The amount of the distribution set forth in paragraph g. above in respect of principal on the Class C Notes, per $1000 Note Initial Principal Balance.	0.000000

j.	The total amount of the distribution to Class D Noteholders per $1000 Note Initial Principal Balance.	3.033333

k.	The amount of the distribution set forth in paragraph j. above in respect of interest on the Class D Notes, per $1000 Note Initial Principal Balance.	3.033333

l.	The amount of the distribution set forth in paragraph j. above in respect of principal on the Class D Notes, per $1000 Note Initial Principal Balance.	0.000000

VI. Investor Information

a.	Class A Note Initial Principal Balance		600,000,000.00
b.	Class B Note Initial Principal Balance		57,534,246.00
c.	Class C Note Initial Principal Balance		49,315,069.00
d.	Class D Note Initial Principal Balance		73,972,603.00
e.	Initial Excess Collateral Amount (As of Payment Date)		41,095,891.00
f.	Initial Collateral Amount (As of Payment Date)		821,917,809.00

g.	Class A Note Principal Balance
	i.	Beginning of Interest Period	600,000,000.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	600,000,000.00

h.	Class B Note Principal Balance
	i.	Beginning of Interest Period	57,534,246.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	57,534,246.00

i.	Class C Note Principal Balance
	i.	Beginning of Interest Period	49,315,069.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	49,315,069.00

j.	Class D Note Principal Balance
	i.	Beginning of Interest Period	73,972,603.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	73,972,603.00

k.	Excess Collateral Amount
	i.	Beginning of Interest Period	41,095,891.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Reduction in Excess Collateral Amount	0.00
	iv.	As of Payment Date	41,095,891.00

l.	Collateral Amount
	i.	Beginning of Interest Period	821,917,809.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase/Decrease in Unreimbursed Investor Charge-Offs	0.00
	iv.	Increase/Decrease in Reallocated Principal Collections	0.00
	v.	Reduction in Excess Collateral Amount	0.00
	vi.	Principal Accumulation Account Deposit	390,410,959.00
	vii.	As of Payment Date	431,506,850.00
	viii.	Collateral Amount as a Percentage of Note Trust Principal Balance	6.3426%
	ix.	Amount by which Note Principal Balance exceeds Collateral Amount	349,315,068.00

m.	Required Excess Collateral Amount (As of Payment Date)		24,657,534.27

VII. Investor Charge-Offs and Reallocated Principal Collections (Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs	0.00
b.	Current Unreimbursed Investor Defaults	0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount	0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)	0.00
e.	Ending Unreimbursed Investor Charge-Offs	0.00
f.	Beginning Unreimbursed Reallocated Principal Collections	0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7	0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)	0.00
i.	Ending Unreimbursed Reallocated Principal Collections	0.00

VIII. Investor Percentages - BOP Balance and Series Account Information

a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts	821,917,809.00
b.	Allocation Percentage Numerator - for Principal Collections	821,917,809.00
c.	Allocation Percentage Denominator

	i.	Aggregate Principal Receivables Balance as of Prior Monthly Period	6,873,461,874.79
	ii.	Number of Days at Balance	21
	v.	Aggregate Principal Receivables Balance on Reset Date 1	6,771,342,731.12
	vi.	Number of Days at Balance	10
	vii.	Average Principal Balance	6,840,520,215.54

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Finance Charge Collections and Default Amounts		5,093,269,111.12

e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Principal Collections		5,093,269,111.12

f.	Average Daily Allocation Percentage, Finance Charge Collections and Default Amount
	(a. / greater of c.vii. or d.)		12.0160%

g.	Average Daily Allocation Percentage, Principal Collections
	(b. / greater of c.vii. or e.)		12.0160%

h.	Series Allocation Percentage		16.1376%

IX. Collections and Allocations			Trust	Series

a.	Finance Charge Collections		156,572,247.40	18,797,079.08
b.	Recoveries		5,499,104.21	660,991.16
c.	Principal Collections		1,356,903,669.28	162,969,132.61
d.	Default Amount		27,640,876.45	3,322,322.99
e.	Dilution		113,713,292.61	13,664,113.58
f.	Investor Uncovered Dilution Amount		0.00	0.00
g.	Dilution including Fraud Amount		114,554,199.16

h.	Available Finance Charge Collections
	i.	Investor Finance Charge Collections		18,797,079.08
	ii.	Excess Finance Charge Collections allocable to Series 2016-2		0.00
	iii.	Principal Accumulation Account Investment Proceeds		4,334.71
	iv.	Investment earnings in the Reserve Account		83.72
	v.	Reserve Account Draw Amount		0.00
	vi.	Net Swap Receipts		N/A
	vii.	Recoveries		660,991.16
i.	Available Finance Charge Collections (Sum of h.i through h.vii)			19,462,488.67
j.	Total Collections (c.Series + i.)			182,431,621.28
k.	Total Finance Charge Collections deposited in the Collection Account			1,572,933.19
	(net of any amounts distributed to Transferor and owed to Servicer)

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a.	Available Finance Charge Collections		19,462,488.67

i.	On a pari passu basis:

	a.	Payment to the Indenture Trustee, to a maximum of $25,000	0.00
	b.	Payment to the Trustee, to a maximum of $25,000	0.00
	c.	Payment to the Administrator, to a maximum of $25,000	56.48

ii.	To the Servicer:

	a.	Noteholder Servicing Fee	1,369,863.02
	b.	Noteholder Servicing Fee previously due but not paid	0.00
	c.	Total Noteholder Servicing Fee	1,369,863.02

iii.	On a pari passu basis:

	a.	Class A Monthly Interest	1,105,000.00
	b.	Class A Deficiency Amount	0.00
	c.	Class A Additional Interest	0.00
	d.	Class A Additional Interest not paid on prior Payment Date	0.00

iv.	On a pari passu basis:

	a.	Class B Monthly Interest	122,260.27
	b.	Class B Deficiency Amount	0.00
	c.	Class B Additional Interest	0.00
	d.	Class B Additional Interest not paid on prior Payment Date	0.00

v.	On a pari passu basis:

	a.	Class C Monthly Interest	121,232.88
	b.	Class C Deficiency Amount	0.00
	c.	Class C Additional Interest	0.00
	d.	Class C Additional Interest not paid on prior Payment Date	0.00

vi.	On a pari passu basis:

	a.	Class D Monthly Interest	224,383.56
	b.	Class D Deficiency Amount	0.00
	c.	Class D Additional Interest	0.00
	d.	Class D Additional Interest not paid on prior Payment Date	0.00

vii.	To be treated as Available Principal Collections

	a.	Aggregate Investor Default Amount	3,322,322.99
	b.	Aggregate Investor Uncovered Dilution Amount	0.00

viii.	To be treated as Available Principal Collections, to the extent not previously reimbursed

	a.	Investor Charge-offs	0.00
	b.	Reallocated Principal Collections	0.00

ix.	Excess of Required Reserve Account Amount Over Available Reserve Account Amount		0.00

x.	Amounts required to be deposited to the Spread Account or Reserve Account		0.00

xi.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall		0.00

xii.	On a pari passu basis:
	a.	Partial or early termination or other additional amount owed to Class A Swap Counterparty	N/A
	b.	Partial or early termination or other additional amount owed to Class B Swap Counterparty	N/A
	c.	Partial or early termination or other additional amount owed to Class C Swap Counterparty	N/A
	d.	Partial or early termination or other additional amount owed to Class D Swap Counterparty	N/A

xiii.	Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above		0.00

xiv.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, then:		13,197,369.47

	a.	Unless an Early Amortization Event has occurred, to the Transferor; and or	13,197,369.47

	b.	If an Early Amortization Event has occurred, first, to pay Monthly Principal in accordance with Section 4.4(c) of the Indenture to the extent not paid in full from Available Principal Collections (calculated without regard to amounts available to be treated as Available Principal Collections pursuant to this clause), second, to pay on a pari passu basis any amounts owed to such Persons listed in clause (a)(i) above that have been allocated to Series 2016_2 in accordance with Section 8.4(d) of the Indenture and that have not been paid pursuant to clauses (a)(i) and (a)(xii) above, and, third, any amounts remaining after payment in full of the Monthly Principal and amounts owed to such Persons listed in clause (a)(i) above shall be paid to the Issuer.	0.00

XI. Excess Finance Charge Collections (Group One)

a.	Total Excess Finance Charge Collections in Group One	84,271,596.32
b.	Finance Charge Shortfall for Series 2016-2	0.00
c.	Finance Charge Shortfall for all Series in Group One	0.00
d.	Excess Finance Charges Collections Allocated to Series 2016-2	0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)

a.	Investor Principal Collections			162,969,132.61
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7			0.00
c.	Plus: Shared Principal Collections allocated to this Series			224,119,503.40
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)			3,322,322.99
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(viii)			0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to pay principal on the Notes pursuant to Section 4.4(a)(xiv)			0.00

g.	Available Principal Collections (Deposited to Principal Account)			390,410,959.00
	i.	During the Revolving Period, Available Principal Collections treated as Shared Principal Collections Pursuant to Section 4.4(b)		0.00
	ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the Principal Accumulation Account pursuant to Section 4.4(c)(i)		390,410,959.00
	iii.	During the Early Amortization Period, Available Principal Collections deposited to the Distribution Account pursuant to Section 4.4(c)(ii)		0.00
	iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)		0.00
	v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
		a.	Principal paid to Class A Noteholders	0.00
		b.	Principal paid to Class B Noteholders	0.00
		c.	Principal paid to Class C Noteholders	0.00
		d.	Principal paid to Class D Noteholders	0.00
	vi.	Total Principal Collections Available to Share (Inclusive of Series 2016-2)		864,435,211.46
	vii.	Series Principal Shortfall		224,119,503.40
	viii.	Shared Principal Collections allocated to this Series from other Series		224,119,503.40

XIII. Series 2016-2 Accumulation

a.	Controlled Accumulation Period Length in months		2
b.	Controlled Accumulation Amount		390,410,959.00
c.	Controlled Deposit Amount		390,410,959.00
d.	Accumulation Shortfall		0.00
e.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	Controlled Deposit Amount	390,410,959.00
	iii.	Withdrawal for Principal Payment	0.00
	iv.	As of Payment Date	390,410,959.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a.	Reserve Account Funding Date	01/15/2021
b.	Required Reserve Account Amount (.50% of Note Principal Balance beginning on Reserve Account Funding Date)	3,904,109.59
c.	Beginning Available Reserve Account Amount	3,904,109.59
d.	Reserve Draw Amount	0.00
e.	Deposit pursuant to 4.4(a)(viii) the excess of b. over c.	0.00
f.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)	0.00
g.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)	0.00
h.	Ending Available Reserve Account Amount	3,904,109.59

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a.	Spread Account Percentage	0.00%
b.	Required Spread Account Amount	0.00
c.	Beginning Available Spread Account Amount	0.00
d.	Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall	0.00
e.	Withdrawal pursuant to 4.11 (b) - Class D Expected Principal Payment Date	0.00
f.	Withdrawal pursuant to 4.11 (c) - Early Amortization Event	0.00
g.	Withdrawal pursuant to 4.11 (d) - Event of Default	0.00
h.	Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency	0.00
i.	Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount	0.00
j.	Ending Available Spread Account Amount	0.00
k.	Investment Earnings on Spread Account distributable to holder of the Transferor Interest	0.00

XVI. Series Early Amortization Events

a.	The Free Equity Amount is less than the Minimum Free Equity Amount		No
	Free Equity:

	i.	Free Equity Amount	2,131,240,052.89
	ii.	Minimum Free Equity Amount	374,182,388.23
	iii.	Excess Free Equity Amount	1,757,057,664.66

b.	The Note Trust Principal Balance is less than the Required Principal Balance**		No
	Note Trust Principal Balance:

	i.	Note Trust Principal Balance	6,803,316,149.61
	ii.	Required Principal Balance	5,062,487,055.72
	iii.	Excess Principal Balance	1,740,829,093.89

c.	The three-month average Portfolio Yield is less than three-month average Base Rate		No
	Portfolio Yield:

	i.	Three month Average Portfolio Yield	23.4739%
	ii.	Three month Average Base Rate	4.2965%
	iii.	Three month Average Excess Spread	19.1775%

d.	The Note Principal Balance is outstanding beyond the Expected Principal Payment Date		No

	i.	Expected Principal Payment Date	05/17/2021
	ii.	Current Payment Date	04/15/2021

e.	Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?		No

f.	Are there any material breaches or pool of assets representations and warranties or covenants?		No

g.	Are there any material changes in criteria used to originate, acquire, or select new pool assets?		No

h.	Has an early amortization event occurred?		No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder's Statement as of the 13th day of April 2021.

Synchrony Financial, as Servicer

By:
Name:	Chris Coffey
Its:	Authorized Signatory

*During the March 2021 Monthly Period, approximately 1,450,000 accounts were removed from the Trust due to those accounts either (x) having at least 12 months of zero balance and inactivity or (y) being zero balance and closed primarily due to loss, theft or fraud. These removed accounts are included in the amount set forth for Number of Accounts Beginning and excluded from the amount set forth for Number of Accounts Ending.

**Calculated after giving effect to any payment of principal on Notes to occur on the related Payment Date.

Page 9 of 9